Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 32.9%
Student Loan ABS — 23.4%
ECMC Group Student Loan TrustSeries 2018-2A Class A (30 Day Average SOFR + 0.914%, Floor 0.800%), 144A 4.576%, 09/25/68@,•	$2,001	$1,981,320
ECMC Group Student Loan TrustSeries 2019-1A Class A1A, 144A 2.720%, 07/25/69@	949	842,367
Navient Private Education Refi Loan TrustSeries 2019-CA Class B, 144A 3.670%, 02/15/68@	800	764,712
Navient Private Education Refi Loan TrustSeries 2020-EA Class A, 144A 1.690%, 05/15/69@	2,275	2,131,371
Nelnet Student Loan TrustSeries 2004-4 Class B (90 Day Average SOFR + 0.562%), 4.449%, 01/25/41•	2,285	2,261,693
SLM Student Loan TrustSeries 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 4.366%, 03/25/55•	2,477	2,443,044
SMB Private Education Loan TrustSeries 2017-A Class B, 144A 3.500%, 06/17/41@	1,173	1,165,531
SMB Private Education Loan TrustSeries 2014-A Class B, 144A 4.000%, 09/15/42@	659	654,952
SMB Private Education Loan TrustSeries 2015-A Class C, 144A 4.500%, 10/15/48@	917	914,388
SMB Private Education Loan TrustSeries 2021-C Class B, 144A 2.300%, 01/15/53@	1,023	998,836
SMB Private Education Loan TrustSeries 2020-PTB Class A2A, 144A 1.600%, 09/15/54@	1,463	1,386,891
		15,545,105
Other ABS — 9.5%
Domino's Pizza Master Issuer LLCSeries 2021-1A Class A2I, 144A 2.662%, 04/25/51@	1,751	1,656,268
First Eagle BSL CLO Ltd.Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.179%, 01/20/33@,•	1,500	1,504,029
Fort Greene Park CLO LLCSeries 2025-2A Class AR (3 M SOFR + 0.950%, Floor 0.950%), 144A 4.619%, 04/22/34@,•	800	797,612
Halseypoint CLO II Ltd.Series 2020-2A Class BR (3 M SOFR + 1.950%, Floor 1.950%), 144A 5.618%, 07/20/37@,•	1,000	1,000,629
	Par (000)	Value†

Other ABS — (continued)
Wind River CLO Ltd.Series 2021-2A Class A1R (3 M SOFR + 1.110%, Floor 1.110%), 144A 4.778%, 07/20/34@,•	$1,400	$1,398,652
		6,357,190
TOTAL ASSET BACKED SECURITIES (Cost $22,070,722)		21,902,295

COMMERCIAL MORTGAGE BACKED SECURITIES — 16.6%
BX Commercial Mortgage Trust, Series 2026-CSMO Class A (1 M SOFR + 1.400%, Floor 1.400%), 144A 5.073%, 02/15/43@,•	2,000	1,999,990
BX Trust, Series 2025-VOLT Class A (1 M SOFR + 1.700%, Floor 1.700%), 144A 5.373%, 12/15/44@,•	2,000	1,993,750
FREMF Mortgage Trust,
Series 2018-K82 Class C, 144A 4.133%, 09/25/28@,•	1,224	1,201,454
Series 2017-K65 Class B, 144A 4.085%, 07/25/50@,•	2,000	1,988,005
FS Trust, Series 2026-HULA Class A (1 M SOFR + 1.450%, Floor 1.450%), 144A 5.128%, 03/15/41@,•	1,900	1,899,406
SWCH Commercial Mortgage Trust, Series 2025-DATA Class A (1 M SOFR + 1.443%, Floor 1.443%), 144A 5.115%, 02/15/42@,•	2,000	1,975,000
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $11,096,441)		11,057,605

CORPORATE BONDS — 21.0%
Agriculture — 1.5%
Cargill, Inc., 144A 4.125%, 10/23/30@	1,000	985,219
Airlines — 1.5%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	985	983,003
Auto Manufacturers — 3.0%
Ford Motor Credit Co. LLC 5.125%, 11/05/26	1,000	1,001,034
General Motors Financial Co., Inc. 5.350%, 01/07/30	1,000	1,018,202
		2,019,236
Banks — 6.1%
First Maryland Capital II (3 M SOFR + 1.112%) 4.775%, 02/01/27•	1,500	1,490,144

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Limited Maturity Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Banks — (continued)
State Street Corp. (3 M SOFR + 0.822%) 4.474%, 05/15/28•	$1,305	$1,295,963
Wells Fargo & Co. (3 M SOFR + 1.262%) 4.934%, 04/15/27•	1,250	1,249,478
		4,035,585
Electric — 1.5%
PacifiCorp 5.100%, 04/15/31	1,000	1,002,594
Lodging — 1.1%
Las Vegas Sands Corp. 5.625%, 06/15/28	750	759,712
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	462	461,458
Oil & Gas — 3.0%
Helmerich & Payne, Inc. 4.650%, 12/01/27	1,000	1,000,976
Repsol E&P Capital Markets US LLC, 144A 4.805%, 09/16/28@	1,000	1,004,181
		2,005,157
Software — 2.6%
Concentrix Corp. 6.650%, 08/02/26	250	251,099
Open Text Corp., 144A 3.875%, 02/15/28@	1,500	1,443,321
		1,694,420
TOTAL CORPORATE BONDS (Cost $13,903,678)		13,946,384

RESIDENTIAL MORTGAGE BACKED SECURITIES — 29.1%
Collateralized Mortgage Obligations — 27.1%
Angel Oak Mortgage Trust, Series 2020-1 Class A3, 144A 2.774%, 12/25/59@,•	220	216,313
Citigroup Mortgage Loan Trust, Series 2014-J1 Class A1, 144A 3.500%, 06/25/44@,•	461	436,272
Ellington Financial Mortgage Trust, Series 2020-1 Class A3, 144A 3.999%, 05/25/65@,•	2,000	1,958,799
Flagstar Mortgage Trust, Series 2020-2 Class A4, 144A 3.000%, 08/25/50@,•	1,055	920,573
GS Mortgage-Backed Securities Trust, Series 2021-PJ7 Class A8, 144A 2.500%, 01/25/52@,•	3,210	2,874,212
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
JP Morgan Mortgage Trust, Series 2019-9 Class A3, 144A 3.500%, 05/25/50@,•	$942	$853,831
OBX Trust,
Series 2019-INV2 Class A5, 144A 4.000%, 05/27/49@,•	174	162,684
Series 2023-NQM8 Class A1, 144A 7.045%, 09/25/63@,(1)	1,693	1,702,588
PMT Loan Trust, Series 2025-J4 Class A9, 144A 5.000%, 12/01/56@,•	1,833	1,817,625
PRKCM Trust, Series 2023-AFC3 Class A2, 144A 6.987%, 09/25/58@,(1)	784	785,996
Sequoia Mortgage Trust, Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	1,788	1,573,087
Towd Point Mortgage Trust, Series 2020-4 Class A2, 144A 2.500%, 10/25/60@	2,240	1,843,751
Verus Securitization Trust,
Series 2023-8 Class A2, 144A 6.664%, 12/25/68@,(1)	803	807,747
Series 2026-3 Class A1, 144A 4.927%, 03/25/71@,•	1,250	1,242,613
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2 Class A1, 144A 3.000%, 12/25/49@,•	943	822,210
		18,018,301
Fannie Mae REMICS — 2.0%
Series 2012-152 Class TA 2.500%, 09/25/42	1,444	1,326,303
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $21,035,738)		19,344,604
Number of Shares
SHORT-TERM INVESTMENTS — 0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $371,801)	371,801	371,801
TOTAL INVESTMENTS — 100.2% (Cost $68,478,380)		$66,622,689
Other Assets & Liabilities — (0.2)%		(139,196)
TOTAL NET ASSETS — 100.0%		$66,483,493

†	See Security Valuation Note in the most recent semi-annual or annual report.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Limited Maturity Bond Fund
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $51,150,646, which represents 76.9% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2026.
ABS— Asset-Backed Security.
CLO— Collateralized Loan Obligation.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
Country Weightings as of 3/31/2026††
United States	92%
Cayman Islands	6
Canada	2
Total	100%
††	% of total investments as of March 31, 2026.
3